ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2022
	$’000	$’000

Accounts receivable – third parties	5,578	8,293
Accounts receivable – related parties	166	12
Less: allowance for expected credit loss	(403)	(284)

Accounts receivable, net	5,341	8,021